Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of the Company's derivative financial instruments on the consolidated statement of operations
The table below presents the effect of our derivative financial instruments on the Consolidated Statements of Operations for fiscal years ended September 30, 2012, 2011 and 2010:

		(Gains) Losses Recognized in Income
		Fiscal Year Ended September 30,
Derivative Instrument	Location of (Gain) or Loss	2012	2011	2010
		(in thousands)
Non-designated derivatives:
Gold Collar	Other (income) expense	$(151)	$—	$—